Property, equipment and software, net - Summary of property, equipment and software, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total property, equipment and software	¥ 11,974	¥ 12,189
Less: accumulated depreciation and amortization	(10,862)	(8,722)
impairment	(1,112)
Property, equipment and software, net		3,467
Furniture and electronic equipment
Property, Plant and Equipment
Total property, equipment and software	5,617	5,307
Vehicles
Property, Plant and Equipment
Total property, equipment and software	222	243
Software
Property, Plant and Equipment
Total property, equipment and software	1,466	1,559
Leasehold improvements
Property, Plant and Equipment
Total property, equipment and software	¥ 4,669	¥ 5,080